Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Commitments And Contingencies [Line Items]
Rent expense		$ 8.0
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term	3 years
Minimum period of notice required to terminate agreement	12 months